Organization (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 13, 2017	Dec. 28, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
State of incorporation			State of Nevada
Date of incorporation			Aug. 14, 2013
Net income (loss)			$ (3,316,661)	$ (2,097,576)	$ (3,176,464)	$ 2,670,414	$ (45,154)
Working capital deficiency					$ 4,164,245
Aircom Pacific Inc Limited [Member]
State of incorporation			State of California
Date of incorporation			Sep. 29, 2014
Stock purchase agreement		700,000
Percentage of issued and outstanding common stock		86.30%
Share Exchange Agreement [Member] | Aircom Pacific Inc Limited [Member]
Issued and outstanding capital stock, description	On February 13, 2017, Aerkomm entered into a share exchange agreement (“Exchange Agreement”) with Aircom and its shareholders, pursuant to which Aerkomm acquired 100% of the issued and outstanding capital stock of Aircom in exchange for approximately 99.7% of the issued and outstanding capital stock of Aerkomm (or 87.81% on a fully-diluted basis). As a result of the share exchange, Aircom became a wholly-owned subsidiary of Aerkomm, and the former shareholders of Aircom became the holders of approximately 99.7% of Aerkomm’s issued and outstanding capital stock.